OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 4,250	$ 3,082
Accrued expenses	7,190	6,100
Government authorities	156	1,427
Income tax payable and tax provision	1,457	951
Others	173	61
Other accounts payable and accrued expenses	$ 13,226	$ 11,621